Eaton Vance

New York Municipal Income Fund

December 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.29%, 9/1/50	$2,080	$2,042,170

Total Corporate Bonds — 0.4% (identified cost $2,080,000)		$2,042,170

Tax-Exempt Municipal Obligations — 94.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.7%
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority):
5.00%, 6/15/34	$1,000	$1,284,340
5.00%, 6/15/35	1,000	1,282,440
5.00%, 6/15/36	1,140	1,459,326
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds:
4.00%, 10/15/34	400	491,424
4.00%, 10/15/38	750	910,650
5.00%, 4/15/33	400	532,344
5.00%, 8/15/44	4,680	5,950,573

		$11,911,097

Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$845	$852,597

		$852,597

Education — 13.0%
Albany Capital Resource Corp., NY, (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	$250	$275,755
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.):
5.00%, 5/1/28	300	351,636
5.00%, 5/1/29	540	630,196
5.00%, 5/1/30	635	737,552
5.00%, 5/1/31	450	521,438
5.00%, 5/1/32	1,095	1,265,327
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	200	226,982
Build NYC Resource Corp., NY, (New World Preparatory Charter School):
4.00%, 6/15/31	240	266,609
4.00%, 6/15/41	315	349,218
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/37	250	290,790

Security	Principal Amount (000’s omitted)	Value
Hempstead Local Development Corp., NY, (Hofstra University):
5.00%, 7/1/29	$100	$127,864
5.00%, 7/1/30	100	130,552
5.00%, 7/1/31	130	173,347
5.00%, 7/1/32	300	398,610
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/31	235	280,905
5.00%, 10/1/32	260	310,300
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School):
5.00%, 6/1/40(1)	430	508,161
5.00%, 6/1/59(1)	1,600	1,859,152
New York Dormitory Authority, (Brooklyn Law School), 5.00%, 7/1/33	1,650	2,040,555
New York Dormitory Authority, (Columbia University):
5.00%, 10/1/26	250	301,888
5.00%, 10/1/38	8,910	11,080,209
New York Dormitory Authority, (Iona College):
5.00%, 7/1/29(2)	150	182,972
5.00%, 7/1/32(2)	275	352,308
5.00%, 7/1/46	375	469,650
New York Dormitory Authority, (New York University):
4.00%, 7/1/37	1,500	1,831,275
4.00%, 7/1/39	1,125	1,367,966
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/37	1,450	1,829,972
5.00%, 7/1/40	1,265	1,589,156
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	8,095	10,208,362
New York Dormitory Authority, (State University of New York):
5.00%, 7/1/28	500	625,535
5.00%, 7/1/29	500	639,320
5.00%, 7/1/30	750	976,327
5.00%, 7/1/31	650	862,634
5.00%, 7/1/32	400	541,144
Saratoga County Capital Resource Corp., NY, (Skidmore College), 5.00%, 7/1/45	1,320	1,679,502
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
Series 2021A, 5.00%, 9/1/36	100	128,190
Series 2021A, 5.00%, 9/1/37	130	166,256
Series 2021A, 5.00%, 9/1/38	125	159,564
Series 2021A, 5.00%, 9/1/39	125	159,234
Series 2021A, 5.00%, 9/1/40	100	126,963
Series 2021A, 5.00%, 9/1/41	125	158,329
Series 2021B, 5.00%, 9/1/34	235	302,100
Series 2021B, 5.00%, 9/1/35	230	295,189
Series 2021B, 5.00%, 9/1/36	250	320,475
Series 2021B, 5.00%, 9/1/37	260	332,511
Series 2021B, 5.00%, 9/1/38	210	268,067
Series 2021B, 5.00%, 9/1/39	200	254,774
Series 2021B, 5.00%, 9/1/40	250	317,408
Series 2021B, 5.00%, 9/1/41	250	316,658

Security	Principal Amount (000’s omitted)	Value
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/37	$1,250	$1,594,012
5.00%, 9/1/38	3,925	4,996,682
5.00%, 9/1/39	1,500	1,905,945
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/40	775	922,823

		$58,008,349

Electric Utilities — 6.9%
Long Island Power Authority, NY, Electric System Revenue:
4.00%, 9/1/38	$2,900	$3,535,332
4.00%, 9/1/41	2,030	2,456,970
5.00%, 9/1/32	750	985,793
5.00%, 9/1/35	2,400	3,027,264
5.00%, 9/1/39	2,500	3,127,050
New York Power Authority, Green Bonds:
4.00%, 11/15/45	8,675	10,252,028
4.00%, 11/15/50	1,430	1,679,606
4.00%, 11/15/55	2,440	2,853,068
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,148,949

		$31,066,060

Escrowed/Prerefunded — 3.3%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 5/1/22, 2.50%, 11/1/31	$2,375	$2,393,003
Geneva Development Corp., NY, (Hobart and William Smith Colleges), Series 2012, Prerefunded to 9/1/22, 5.00%, 9/1/32	1,250	1,289,825
Sales Tax Asset Receivable Corp., NY:
Prerefunded to 10/15/24, 5.00%, 10/15/27	5,000	5,643,050
Prerefunded to 10/15/24, 5.00%, 10/15/28	5,000	5,643,050

		$14,968,928

General Obligations — 5.4%
Bedford Village Fire District, NY:
2.00%, 11/15/33	$420	$434,645
2.00%, 11/15/34	430	443,825
2.00%, 11/15/35	490	497,218
East Irondequoit Central School District, NY:
4.00%, 6/15/26	275	316,019
4.00%, 6/15/27	275	323,015
East Meadow Union Free School District, NY:
2.00%, 6/15/33	950	964,525
2.00%, 6/15/34	970	979,768
3.00%, 6/15/32	920	1,036,555
Hempstead, NY, 4.00%, 6/15/32	3,000	3,609,630
New Rochelle City School District, NY, 4.00%, 6/15/30	675	819,909
New York City, NY:
4.00%, 3/1/36	260	308,069
4.00%, 8/1/38	1,885	2,215,497
North Hempstead, NY:
2.00%, 9/15/33	85	86,904
2.00%, 9/15/35	170	171,901

Security	Principal Amount (000’s omitted)	Value
Pelham Union Free School District, NY:
2.00%, 11/1/31	$2,180	$2,275,571
2.00%, 11/1/32	1,445	1,500,719
2.00%, 11/1/33	530	547,898
2.00%, 11/1/34	2,015	2,076,760
2.00%, 11/1/35	2,225	2,258,642
Suffolk County, NY, 5.00%, 6/15/31(2)	1,775	2,280,449
Valley Stream, NY:
2.25%, 5/15/27	250	250,065
2.375%, 5/15/28	255	255,066
Westchester County, NY, 2.00%, 10/15/33	510	523,816

		$24,176,466

Hospital — 5.7%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
5.00%, 10/1/32	$700	$895,839
5.00%, 10/1/33	730	932,663
5.00%, 10/1/34	750	956,332
5.00%, 10/1/35	800	1,018,624
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/47	505	534,770
5.00%, 11/1/37	1,615	1,865,163
Monroe County Industrial Development Corp., NY, (Rochester Regional Health), 5.00%, 12/1/34	500	646,495
New York Dormitory Authority, (Catholic Health System Obligated Group):
4.00%, 7/1/38	975	1,073,728
4.00%, 7/1/39	1,130	1,242,311
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	750	918,488
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	3,480	3,853,856
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	3,000	3,492,540
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/30(1)	4,500	5,378,760
5.00%, 12/1/32(1)	2,200	2,617,714

		$25,427,283

Housing — 1.3%
New York City Housing Development Corp., NY:
2.60%, 11/1/46	$2,000	$2,002,920
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	800	790,064
New York Mortgage Agency, 3.65%, 4/1/32	425	458,966
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/27	185	217,880
5.00%, 6/1/28	550	643,396
5.00%, 6/1/29	160	186,179
5.00%, 6/1/42	1,250	1,407,137

		$5,706,542

Industrial Development Revenue — 3.3%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$465	$493,644
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	3,845	4,115,996
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	930	989,976

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/35	$4,165	$5,177,511
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	4,000	4,153,640

		$14,930,767

Insured – Education — 3.4%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$6,600	$9,300,192
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/30	1,750	2,268,368
(AGM), 5.00%, 10/1/31	2,800	3,619,672

		$15,188,232

Insured – Escrowed/Prerefunded — 2.4%
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$11,530	$10,536,229

		$10,536,229

Insured – General Obligations — 5.5%
East Ramapo Central School District, NY, (AGM), 4.00%, 12/15/28	$870	$1,000,152
Monroe County, NY:
(AGM), 5.00%, 6/1/29	300	386,622
(AGM), 5.00%, 6/1/30	1,420	1,866,491
Nassau County, NY:
(AGM), 4.00%, 4/1/47	3,200	3,781,184
(AGM), 5.00%, 4/1/38	4,025	5,117,224
Oyster Bay, NY:
(AGM), 4.00%, 3/1/27	800	928,336
(AGM), 4.00%, 3/1/28	950	1,122,149
(AGM), 4.00%, 8/1/28	1,995	2,036,057
Rockland County, NY, (AGM), 4.00%, 4/1/31	160	188,328
Suffolk County, NY:
(BAM), 4.00%, 6/15/30	3,415	4,072,456
(BAM), 4.00%, 6/15/31	3,555	4,214,879

		$24,713,878

Insured – Lease Revenue/Certificates of Participation — 0.1%
New York Dormitory Authority, (St. Lawrence-Lewis):
(BAM), 4.00%, 8/15/27	$195	$227,362
(BAM), 4.00%, 8/15/29	225	270,585

		$497,947

Insured – Other Revenue — 1.8%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 5.00%, 1/1/29	$1,500	$1,880,310
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGC), 0.00%, 3/1/31	1,690	1,429,402
(AGM), 3.00%, 3/1/39	3,620	3,893,020
(AGM), 3.00%, 3/1/40	720	772,409

		$7,975,141

Insured – Solid Waste — 0.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/30	$275	$325,331
(AGM), (AMT), 5.00%, 5/1/31	350	412,874
(AGM), (AMT), 5.00%, 5/1/32	450	529,830

Security	Principal Amount (000’s omitted)	Value
(AGM), (AMT), 5.00%, 5/1/33	$375	$441,105
(AGM), (AMT), 5.00%, 5/1/34	500	587,020

		$2,296,160

Insured – Transportation — 0.7%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 5.00%, 11/15/44	$2,720	$3,318,944

		$3,318,944

Lease Revenue/Certificates of Participation — 1.0%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$3,855	$4,557,921

		$4,557,921

Other Revenue — 6.6%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/49	$3,065	$3,902,021
Build NYC Resource Corp., NY, (Children’s Aid Society):
4.00%, 7/1/36	125	146,525
4.00%, 7/1/37	165	192,911
4.00%, 7/1/38	150	174,989
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/40	3,250	3,949,660
New York City Cultural Resources Trust, NY, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/31	1,800	2,360,340
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/30	1,950	2,449,336
5.00%, 7/15/43	3,560	4,124,153
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,046,750
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	2,000	2,336,840
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/52	4,250	4,976,495

		$29,660,020

Senior Living/Life Care — 3.4%
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry):
4.00%, 11/1/45	$1,650	$1,831,945
5.25%, 11/1/30	830	989,194
5.25%, 11/1/31	675	802,717
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	5,029,695
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
Series 2019A, 5.00%, 12/1/40	150	172,881
Series 2020B, 5.00%, 12/1/40	2,000	2,305,080
Tompkins County Development Corp., NY, (Kendal at Ithaca), 5.00%, 7/1/34	100	109,248
Westchester County Local Development Corp., NY, (Kendal on Hudson):
5.00%, 1/1/28	1,090	1,132,902
5.00%, 1/1/34	1,485	1,538,208
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/27	270	307,479
5.00%, 7/1/28	640	726,150
5.00%, 7/1/29	250	283,205

		$15,228,704

Special Tax Revenue — 9.8%
Nassau County Interim Finance Authority, NY, Sales Tax Revenue:
4.00%, 11/15/35	$1,250	$1,547,325
5.00%, 11/15/35	1,750	2,338,315

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/37	$4,670	$5,075,403
4.00%, 11/1/38	3,010	3,553,245
4.00%, 5/1/41	7,895	9,267,230
5.00%, 5/1/39	2,160	2,598,350
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/41	1,500	1,788,825
5.00%, 2/15/48	3,165	3,971,727
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	1,960	2,330,381
5.00%, 3/15/40	4,000	4,919,400
(AMT), 5.00%, 3/15/33	890	1,115,828
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	1,915	2,288,655
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/42	2,500	2,946,925

		$43,741,609

Transportation — 14.7%
Albany County Airport Authority, NY:
(AMT), 5.00%, 12/15/24	$1,000	$1,126,290
(AMT), 5.00%, 12/15/25	500	580,980
(AMT), 5.00%, 12/15/26	1,000	1,194,670
Buffalo and Fort Erie Public Bridge Authority, NY, 5.00%, 1/1/37	200	237,720
Nassau County Bridge Authority, NY, 5.00%, 10/1/40	1,915	1,921,971
New York Bridge Authority:
5.00%, 1/1/31	220	292,824
5.00%, 1/1/32	400	530,668
New York Thruway Authority:
4.00%, 1/1/45	5,425	6,264,844
5.00%, 1/1/37	775	941,493
5.00%, 1/1/38	3,000	3,806,400
5.00%, 1/1/39	210	265,976
5.00%, 1/1/40	1,940	2,453,440
Series 2016A, 5.00%, 1/1/33	3,125	3,646,875
Series 2019B, 5.00%, 1/1/33	1,910	2,444,800
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	8,100	8,895,582
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/39	2,760	3,214,489
4.00%, 12/1/42	2,425	2,802,015
5.00%, 12/1/33	500	639,200
(AMT), 4.00%, 12/1/40	100	115,478
(AMT), 4.00%, 12/1/41	1,000	1,147,790
(AMT), 5.00%, 12/1/35	550	695,541
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/26	1,210	1,325,349
(AMT), 5.00%, 4/1/28	525	644,590
(AMT), 5.00%, 4/1/29	275	343,261
(AMT), 5.00%, 4/1/30	460	571,996
(AMT), 5.00%, 4/1/31	180	223,625

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey:
4.00%, 11/1/41	$1,100	$1,304,391
4.00%, 11/1/49	2,000	2,342,760
5.00%, 9/1/37	4,000	5,087,000
6.125%, 6/1/94	2,500	2,790,150
(AMT), 3.00%, 10/1/28	640	716,064
(AMT), 4.00%, 3/15/30	2,500	2,939,150
(AMT), 4.00%, 9/1/38	1,000	1,170,840
(AMT), 5.00%, 10/15/35	1,520	1,813,482
(AMT), 5.00%, 11/15/37	1,250	1,509,587

		$66,001,291

Water and Sewer — 3.1%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/37	$1,000	$1,190,620
4.00%, 6/15/40	1,255	1,485,292
4.00%, 6/15/41	1,000	1,185,740
5.00%, 6/15/35	1,130	1,316,371
5.00%, 6/15/40	1,100	1,405,701
Series 2018 CC-1, 5.00%, 6/15/48	2,200	2,646,600
Series 2020 GG-1, 5.00%, 6/15/48	1,920	2,438,573
(SPA: State Street Bank and Trust Company), 0.09%, 6/15/49(3)	500	500,000
Western Nassau County Water Authority, NY, Green Bonds:
4.00%, 4/1/34	275	336,545
4.00%, 4/1/35	325	396,305
5.00%, 4/1/30	125	163,695
5.00%, 4/1/31	140	187,407
5.00%, 4/1/32	225	299,581
5.00%, 4/1/33	275	365,153

		$13,917,583

Total Tax-Exempt Municipal Obligations — 94.8% (identified cost $402,804,516)		$424,681,748

Taxable Municipal Obligations — 4.0%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 2.8%
New York, 1.50%, 3/15/26	$7,490	$7,539,059
New York City, NY, 1.50%, 8/1/28	5,000	4,892,400

		$12,431,459

Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,375	$1,392,160

		$1,392,160

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.9%
New York Dormitory Authority, Personal Income Tax Revenue, 1.538%, 3/15/27	$4,215	$4,180,859

		$4,180,859

Total Taxable Municipal Obligations — 4.0% (identified cost $18,242,216)		$18,004,478

Miscellaneous — 0.1%

Security	Units	Value
Real Estate — 0.1%
CMS Liquidating Trust(1)(4)(5)	400	$493,996

Total Miscellaneous — 0.1% (identified cost $1,280,000)		$493,996

Total Investments — 99.3% (identified cost $424,406,732)		$445,222,392

Other Assets, Less Liabilities — 0.7%		$2,920,011

Net Assets — 100.0%		$448,142,403

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2021, 14.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 7.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $16,495,043 or 3.7% of the Fund’s net assets.

(2)	When-issued security.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2021.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(113)	Short	3/22/22	$(18,129,438)	$(233,275)

					$(233,275)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement

At December 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$—	$2,042,170	$—	$2,042,170
Tax-Exempt Municipal Obligations	—	424,681,748	—	424,681,748
Taxable Municipal Obligations	—	18,004,478	—	18,004,478
Miscellaneous	—	—	493,996	493,996
Total Investments	$—	$444,728,396	$493,996	$445,222,392

Liability Description
Futures Contracts	$(233,275)	$—	$—	$(233,275)
Total	$(233,275)	$—	$—	$(233,275)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.